Financial assets and financial liabilities	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Financial assets and financial liabilities
36.	Financial assets and financial liabilities

	Note	Financial assets at fair value through profit or loss	Loans and receivables	Other financial liabilities at amortized cost	Total
		RMB’000	RMB’000	RMB’000	RMB’000

As at December 31, 2016

Financial assets
Held for trading investment	19	12,181	—	—	12,181
Trade and bills receivables	20	—	7,057,256	—	7,057,256
Other receivables	21	—	248,275	—	248,275
Cash and bank balances	23	—	4,052,957	—	4,052,957

		12,181	11,358,488	—	11,370,669

Financial liabilities
Trade and other payables	28	—	—	6,670,490	6,670,490
Loans and borrowings	16(b)	—	—	910,406	910,406
Other liabilities	16(a)	—	—	248	248

		—	—	7,581,144	7,581,144

	Note	Financial assets at fair value through profit or loss	Loans and receivables	Other financial liabilities at amortized cost	Total	Total
		RMB’000	RMB’000	RMB’000	RMB’000	US$’000

As at December 31, 2017

Financial assets
Held for trading investment	19	24,714	—	—	24,714	3,905
Trade and bills receivables	20	—	7,031,544	—	7,031,544	1,110,934
Other receivables	21	—	133,295	—	133,295	21,060
Cash and bank balances	23	—	6,029,207	—	6,029,207	952,572

		24,714	13,194,046	—	13,218,760	2,088,471

Financial liabilities
Trade and other payables	28	—	—	7,433,722	7,433,722	1,174,475
Loans and borrowings	16(b)	—	—	1,626,341	1,626,341	256,951
Other liabilities	16(a)	—	—	79	79	12

		—	—	9,060,142	9,060,142	1,431,438

Held for trading investment relates to the Group’s investment in TCL, which is a company listed on the main board of the Singapore Exchange and is involved in the manufacture, assembly and distribution of high-end consumer electronic products and home entertainment products in the PRC. Fair values of the quoted equity shares are determined by reference to published price quotations in an active market.

Financial assets/liabilities through profit or loss reflect the positive/negative change in fair value of the foreign exchange forward contract that is not designated in hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk.

Changes in liabilities arising from financing activities

	January 1, 2016	Cash flows	Foreign exchange movement	Translation reserve	Others	December, 31, 2016
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

As at December 31, 2016

Loans & bonds
- current	2,399,195	(1,535,532)	(9,608)	—	40,081	894,136
- non-current	56,509	(2,015)	(1,242)	3,099	(40,081)	16,270
Obligations under finance leases
- current	59	(62)	(5)	8	38	38
- non-current	55	—	—	—	15	70

Total liabilities from financing activities	2,455,818	(1,537,609)	(10,855)	3,107	53	910,514

	January 1, 2017	Cash flows	Foreign exchange movement	Translation reserve	Others	December, 31, 2017	December, 31, 2017
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000

As at December 31, 2017

Loans & bonds
- current	894,136	705,109	755	—	—	1,600,000	252,789
- non-current	16,270	9,376	879	(184)	—	26,341	4,162
Obligations under finance leases
- current	38	(38)	—	9	24	33	5
- non-current	70	—	—	—	(24)	46	7

Total liabilities from financing activities	910,514	714,447	1,634	(175)	—	1,626,420	256,963

The ‘Others’ column includes the effect of reclassification of non-current portion of interest-bearing loans and borrowings, including obligations under finance leases due to the passage of time.